Cover Page	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	H&R BLOCK, INC.
Entity Incorporation, State or Country Code	MO
Entity File Number	1-06089
Entity Tax Identification Number	44-0607856
Entity Address, Address Line One	One H&R Block Way
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	816
Local Phone Number	854-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HRB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000012659
Amendment Flag	false